Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a “fund” or “Profile Fund” and collectively, the “funds” or “Profile Funds”)

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund’s shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The “Annual Fund Operating Expenses” table, the “Example” table, and the accompanying footnotes that appear in the “Fees and Expenses” section on page 1 of each fund’s Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

1The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

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	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

1The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

1The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled “Principal Investment Strategies” on Page 2 of each fund’s Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds (“underlying funds”). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser’s protection sub-strategy, the fund will primarily sell futures contracts on these indices (a “short” position in futures) to decrease the fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund’s protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund’s overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting

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investment in underlying funds or when market volatility is below the fund’s target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund’s use of futures may increase the Profile Fund’s maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund’s net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund’s current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund’s net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund’s use of futures may increase the fund’s economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund’s asset allocation model based on the fund’s current investment strategy. The asset class allocations in the Profile Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser’s assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor’s exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund’s respective composite as referenced in the chart below. Each Fund’s composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund’s adviser. The Profile Fund’s protection sub-strategy may cause the fund’s return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

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LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund’s particular asset allocation model, the adviser’s desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund’s Prospectus, the following principal risks are to be added to the section entitled “Principal Risks”:

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Investment Objective and Principal Investment Strategies

In the section entitled “Investment Objective and Principal Investment Strategies” on Page 6 of each fund’s Prospectus, the second through the eight paragraphs of the Prospectus of the LVIP Conservative Profile Fund and the second through the ninth paragraphs of the Prospectus of each of the LVIP Moderate Profile Fund and LVIP Moderately Aggressive Profile Fund are to be deleted and replaced with the following:

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds (“underlying funds”). The underlying funds invest primarily in equity securities and/or fixed income securities. On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser’s protection sub-strategy, the fund will primarily sell futures contract on these indices (a “short” position in futures) to decrease the fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its assets in underlying funds employing a passive investment style (i.e., index funds). The Profile Fund invests in underlying funds whose securities of different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, offer broad diversification as they strive to attain their investment objectives. For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities. These underlying funds will invest in both growth and value equity securities. A smaller allocation of those Profile Funds will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

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Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the estimated present or future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.

All three of the Profile Funds currently expect to invest in the following affiliated underlying funds: LVIP SSgA Large Cap 100 Fund, LVIP SSgA S & P 500 Index Fund, LVIP SSgA Developed International 150 Fund, LVIP Cohen & Steers Global Real Estate Fund, LVIP SSgA International Index Fund, LVIP SSgA Small Cap Index Fund, LVIP Global Income Fund, LVIP Delaware Bond Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP JP Morgan High Yield Fund, and the LVIP Delaware Diversified Floating Rate Fund. The LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund also currently expect to invest in the LVIP SSgA Emerging Markets 100 Fund. The LVIP Protected Profile Moderate Profile Fund also currently expects to invest in the LVIP MFS International Growth Fund. All three of the Profile Funds may also invest in unaffiliated underlying funds.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund’s protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund’s target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund’s use of futures may increase the Profile Fund’s maximum target allocation to equity securities by no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligations under the futures contracts. The Profile Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the fund’s net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund’s current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund’s net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Profile Fund’s use of futures may increase the Profile Fund’s economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund’s asset allocation model based on the fund’s current investment strategy. The asset class allocations in the Profile Fund’s model are not expected to vary from the fund’s current investment strategy by more than plus or minus 10% in any one year.

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On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund’s asset allocation model, including revising the asset class weightings in the model and adding and/or removing underlying funds in the models. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%. On at least a quarterly basis, the adviser will reassess and potentially re-weight the underlying funds in the Profile Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target asset allocation model. In general, however, the adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform the fund’s benchmark composite, as set forth below.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)
LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The Profile Fund’s protection sub-strategy may cause the fund’s return to trail the un-hedged return of each fund’s respective composite in strong, increasing markets.

The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Profile Fund. Such processes may not achieve the desired results.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

PRINCIPAL RISKS

Beginning on Page 8 of each fund’s Prospectus, the following principal risks are to be added to the section entitled “Principal Risks”:

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Beginning on Page 8 of each Fund’s Prospectus, the following principal risks are to be deleted and replaced with the following in the section entitled “Principal Risks”:

•

Asset Allocation Risk: The fund’s investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be over-weighted in equity securities when the stock market is falling and the fixed income market is rising.

•

Fund of Funds Risk: Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds. The investment performance of the fund is affected by the investment performance of the underlying funds in which the fund invests. The ability of the fund to achieve its investment objective depends on the ability

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of the underlying funds to meet their investment objectives and on the adviser’s decisions regarding the allocation of the fund’s assets among the underlying funds. There can be no assurance that the investment objective of the fund or any underlying fund will be achieved.

•

Foreign Securities Risk; Currency Risk: For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund’s investments to fluctuate. Foreign investments may be less liquid, and their prices more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Foreign securities can also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other governmental restrictions on investment. Investing in local markets may require the fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the fund. These factors may affect the liquidity of the fund’s investment in any country.

The value of the underlying funds’ shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments. Currency risk is the risk that the U.S. dollar value of a fund’s foreign investments may be negatively affected by changes in foreign currency rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments denominated in foreign currencies and may increase any losses.

•

Emerging Markets Risk: Risk of loss is typically higher for issuers located in emerging markets. Emerging markets countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may officer significant potential for loss as well as gain. Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial government involvement in the economy; less governmental supervision and regulations of issuers; companies that are newly organized; and differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging market securities may have different clearance and settlement procedures, which may make it more difficult to engage in securities transactions. Settlement problems may cause the fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment or be delayed in disposing of emerging market securities held by the fund.

This Supplement is dated December 21, 2011.

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